Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-term Debt [Abstract]
Schedule of Long-term Debt Instruments

2023 2022
Senior unsecured bond 119,100 125,000
Secured long-term debt 397,857 405,120
Total long-term

debt
$ 516,957 $ 530,120
Less: Deferred financing costs

(6,314) (7,609)
Long-term debt, net of deferred financing costs $ 510,643 $ 522,511
Less: Current long-term debt, net of deferred financing

costs,
current (49,512) (91,495)
Long-term debt, excluding current maturities $ 461,131 $ 431,016

Schedule of Maturities of Long-term Debt	Period Principal Repayment Year 1 $ 51,783 Year 2 51,783 Year 3 170,883 Year 4 152,696 Year 5 62,026 Year 6 and thereafter 27,786 Total $ 516,957